LONG-TERM DEBT	12 Months Ended
Dec. 31, 2016
LONG-TERM DEBT
LONG-TERM DEBT

17.LONG-TERM DEBT

	2015	2016
	RMB	RMB
2018 1.25% Convertible Senior Notes	—	5,554,400,000
2020 1% Convertible Senior Notes	4,534,460,000	4,860,100,000
2025 1.99% Convertible Senior Notes	2,591,120,000	2,777,200,000
2022 1.25% Convertible Senior Notes	—	6,769,425,000
Priceline 1% Convertible 2019 Notes	3,238,900,000	3,471,500,000
Priceline 1% Convertible 2020 Notes	1,619,450,000	1,735,750,000
Priceline 2% Convertible 2025 Notes	3,238,900,000	3,471,500,000
Priceline 1.25% Convertible 2022 Notes	—	173,575,000
Hillhouse 2% 2025 Convertible Notes	3,238,900,000	3,471,500,000
Long-term loan	—	2,550,000,000
Less: Debt issuance cost	(107,121,740)	(184,276,447)

Total	18,354,608,260	34,650,673,553

As of December 31, 2016, the fair value of the Company’s long term notes, based on Level 2 inputs, was US$4.7 billion (RMB32.3 billion).

Description of 2017 Convertible Senior Notes

On September 24, 2012, the Company issued US$180 million in aggregate principle amount of 0.5% Convertible Senior Notes due 2017 (the “2017 Notes”) at par. The 2017 Notes may be converted, at each holder’s option, at an initial conversion rate of 51.7116 American depository shares (“ADSs”) per US$1,000 principal amount of the 2017 Notes (which represents an initial conversion price of US$19.34 per ADS) at any time prior to the close of business on the second business day immediately preceding the maturity date of September 15, 2017. Debt issuance costs were US$5.4 million and are being amortized to interest expense to the put date of the 2017 Notes (September 15, 2015).

Absent a fundamental change (as defined in the indenture for the 2017 Notes), each holder of the 2017 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2017 Notes on September 15, 2015. If a fundamental change (as defined in the indenture for the 2017 Notes) occurs at any time, each holder has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2017 Notes on the date notified in writing by the Company in accordance with the indenture for the 2017 Notes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote. The 2017 Notes are not redeemable prior to the maturity date of September 15, 2017.

Concurrently with the issuance of the 2017 Notes, the Company purchased a call option (“2012 Purchased Call Option”) and sold warrants (“2012 Sold Warrants”), where the counterparty agreed to sell to the Company up to approximately 9.3 million of the Company’s ADSs at a price of US$19.34 per ADS upon the Company’s exercise of the 2012 Purchased Call Option and the Company received US$26.6 million from the same counterparty for the sale of warrants to purchase up to approximately 9.3 million of the Company’s ADSs at an exercise price of US$26.37 per ADS. The 2012 Purchased Call Option transaction may generally reduce the potential future economic dilution associated with any conversion of the 2017 Notes, and is separate from the 2012 Sold Warrants transaction, which may have a dilutive effect on our earnings per ordinary share under certain circumstances. As of December 31, 2016, the 2012 Sold Warrants were not exercised and remained outstanding.

The Company offered an inducement to the holders of the public tranche of the 2017 Notes to convert their 2017 Notes early. The inducement provided a cash incentive of 1.5%-2.0% in 2013 in addition to the conversion ratio under the indenture for the 2017 Notes. As a result of the inducement, for years ended December 31, 2015 and 2016, US$18.9 million and US$25.5 million (RMB 167 million) of the 2017 Notes was tendered for 1 million and 2.6 million ADSs, respectively, at the initial conversion rate of 51.7116 ADS per US$1,000 principal amount of the 2017 Notes. Such early conversion of the 2017 Notes also resulted in an early termination of the 2012 Purchased Call Option, from which the Company has received US$11.6 million.

Description of 2018 Convertible Senior Notes

On October 17, 2013, the Company issued US$800 million in aggregate principle amount of 1.25% Convertible Senior Notes due 2018 (the “2018 Notes”) at par. The 2018 Notes may be converted, at each holder’s option, at an initial conversion rate of 12.7568 ADSs per US$1,000 principal amount of the 2018 Notes (which represents an initial conversion price of US$78.39 per ADS) at any time prior to the close of business on the second business day immediately preceding the maturity date of October 15, 2018. Debt issuance costs were US$19.6 million and are being amortized to interest expense to the put date of the 2018 Notes (October 15, 2016).

Absent a fundamental change (as defined in the indenture for the 2018 Notes), each holder of the 2018 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2018 Notes on October 15, 2016. As a result of this option the 2018 Notes were classified as current liability as at December 31, 2015.  The holders did not exercise that option and it expired and the 2018 Notes were reclassified to non-current liability as at December 31, 2016 as they do not mature until 2018.  If a fundamental change (as defined in the indenture for the 2018 Notes) occurs at any time, each holder has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2018 Notes on the date notified in writing by the Company in accordance with the indenture for the 2018 Notes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote. The 2018 Notes are not redeemable prior to the maturity date of October 15, 2018.

Concurrently with the issuance of the 2018 Notes, the Company purchased a call option (“2013 Purchased Call Option”) and sold warrants (“2013 Sold Warrants”) where the counterparty agreed to sell to the Company up to approximately 10.2 million of the Company’s ADSs at a price of US$78.39 per ADS upon the Company’s exercise of the 2013 Purchased Call Option and the Company received US$77.2 million from the same counterparty for the sale of warrants to purchase up to approximately 10.2 million of the Company’s ADSs at an exercise price of US$96.27 per ADS. The 2013 Purchased Call Option transaction may generally reduce the potential future economic dilution associated with any conversion of the 2018 Notes, and is separate from the 2013 Sold Warrants, which may have a dilutive effect on our earnings per ordinary share under certain circumstances. As of December 31, 2016, the 2013 Sold Warrants were not exercised and remained outstanding.

Description of 2020 Convertible Senior Notes

On June 18, 2015, the Company issued US$700 million in aggregate principle amount of 1.00% Convertible Senior Notes due 2020 (the “2020 Notes”) at par. The 2020 Notes may be converted, at each holder’s option, at an initial conversion rate of 9.1942 ADSs per US$1,000 principal amount of the 2020 Notes (which represents an initial conversion price of US$108.76 per ADS) at any time prior to the close of business on the second business day immediately preceding the maturity date of July 1, 2020. Debt issuance costs were US$11.3 million and are being amortized to interest expense to the put date of the 2020 Notes (July 1, 2018).

Absent a fundamental change (as defined in the indenture for the 2020 Notes), each holder of the 2020 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2020 Notes on July 1, 2018. If a fundamental change (as defined in the indenture for the 2020 Notes) occurs at any time, each holder has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2020 Notes on the date notified in writing by the Company in accordance with the indenture for the 2020 Notes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote. The 2020 Notes are not redeemable prior to the maturity date of July 1, 2020.

Concurrently with the issuance of the 2020 Notes, the Company purchased a call option (“2015 Purchased Call Option”) and sold warrants (“2015 Sold Warrants”) where the counterparty agreed to sell to the Company up to approximately 6.4 million of the Company’s ADSs at a price of US$108.76 per ADS upon the Company’s exercise of the 2015 Purchased Call Option and the Company received US$84.4 million from the same counterparty for the sale of warrants to purchase up to approximately 6.4 million of the Company’s ADSs at an exercise price of US$135.02 per ADS. The 2015 Purchased Call Option transaction may generally reduce the potential future economic dilution associated with any conversion of the 2020 Notes, and is separate from the 2015 Sold Warrants transaction, which may have a dilutive effect on our earnings per ordinary share under certain circumstances. As of December 31, 2016, the 2015 Sold Warrants were not exercised and remained outstanding.

Description of 2025 Convertible Senior Notes

On June 18, 2015, the Company issued US$400 million in aggregate principle amount of 1.99% Convertible Senior Notes due 2025 (the “2025 Notes”) at par. The 2025 Notes may be converted, at each holder’s option, at an initial conversion rate of 9.3555 ADSs per US$1,000 principal amount of the 2025 Notes (which represents an initial conversion price of US$106.89 per ADS) at any time prior to the close of business on the second business day immediately preceding the maturity date of July 1, 2025. Debt issuance costs were US$6.8 million and are being amortized to interest expense to the put date of the 2025 Notes (July 1, 2020).

Absent a fundamental change (as defined in the indenture for the 2025 Notes), each holder of the 2025 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2025 Notes on July 1, 2020. If a fundamental change (as defined in the indenture for the 2025 Notes) occurs at any time, each holder has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2025 Notes on the date notified in writing by the Company in accordance with the indenture for the 2025 Notes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote. The 2025 Notes are generally not redeemable prior to the maturity date of July 1, 2025, except that the Company may, at its option, redeem all but not part of the 2025 Notes in accordance with the indenture for the 2025 Notes if the Company has or will become obligated to pay holders additional amount due to certain changes in tax law of the relevant jurisdiction.

Description of 2022 Convertible Senior Notes

On September 12, 2016 and September 19, 2016, the Company issued US$975 million in aggregate principle amount of 1.25% Convertible Senior Notes due 2022 (the “2022 Notes”) at par. The 2022 Notes may be converted, at each holder’s option, at an initial conversion rate of 15.2688 ADSs per US$1,000 principal amount of the 2022 Notes (which represents an initial conversion price of US$65.49 per ADS) at any time prior to the close of business on the business day immediately preceding the maturity date of September 15, 2022. Debt issuance costs were US$19 million and are being amortized to interest expense to the put date of the 2022 Notes (September 15, 2019).

Absent a fundamental change (as defined in the indenture for the 2022 Notes), each holder of the 2022 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2022 Notes on September 15, 2019. If a fundamental change (as defined in the indenture for the 2022 Notes) occurs at any time, each holder has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2022 Notes on the date notified in writing by the Company in accordance with the indenture for the 2022 Notes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote. The 2022 Notes are generally not redeemable prior to the maturity date of September 15, 2022, except that the Company may, at its option, redeem all but not part of the 2022 Notes in accordance with the indenture for the 2022 Notes if the Company has or will become obligated to pay holders additional amount due to certain changes in tax law of the relevant jurisdiction.

The Company assessed the 2017 Notes, 2018 Notes, 2020 Notes, 2025 Notes and 2022 Notes (collectively as “Notes”), the 2012 Purchased Call Option, 2013 Purchased Call Option and 2015 Purchased Call Option (the “Purchased Call Options”), and the 2012 Sold Warrants, 2013 Sold Warrants and 2015 Sold Warrants (the “Sold Warrants”) under ASC 815 and concluded that:

•

In accordance with ASC 815-10-15, the Notes, the Purchased Call Options and the Sold Warrants (1) do not entail the same risks as the Notes involve interest, credit and equity risks, whereas the Purchased Call Options and Sold Warrants transactions were intended to reduce the equity dilution risk for the Company; and (2) have a valid business purpose and economic need for structuring the transactions separately as the Company wanted to mitigate future dilution upon conversion of the Notes, as such required that the Purchased Call Options are American style options which are physical settled whereas the Sold Warrants are European style instruments that allow net share settlement or cash settlement at the choice of the Company. Therefore, the offering of the Notes, the Purchased Call Options and Sold Warrants transactions should be accounted for as separate transactions;

•

The repurchase option is assessed in accordance with ASC 815-15-25-42. The repurchase option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation as the Notes were issued at par and the repurchase feature requires the issuer to settle the option by delivering par plus accrued and unpaid interest, the Notes holder would recover all of their initial investment. Additionally, since the 2017 Notes holder can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return;

•

Since the Holders can only recover its initial investment upon exercise of its repurchase option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return.

•	Therefore, the embedded repurchase feature (put option) is considered clearly and closely related to the debt host pursuant to ASC 815-15-25-1 and does not meet the requirements for bifurcation;

•

In accordance with ASC 815-10-15-83, the conversion option meets the definition of a derivative. However, bifurcation of conversion option from the Notes is not required as the scope exception prescribed in ASC 815-10-15-74 is met as the conversion option is considered indexed to the entity’s own stock and classified in stockholders’ equity;

•

As the conversion options are not bifurcated, the Company has assessed the beneficial conversion feature (“BCF”), as of commitment date as defined in ASC 470-20. There was no BCF attribute to the Notes as the set conversion prices for the Notes were greater than the respective fair values of the ordinary share price at date of issuances;

•

The Holders have the option to convert upon a fundamental change. If Holders decide to convert in connection with a fundamental change; the number of ADSs issuable upon conversion may be increased. The Company will have to assess for the contingent BCF using a measurement date upon issuance of the 2018 Notes, upon occurrence of such adjustment. The settlement of the conversion is based on a make-whole provision resulting from a fundamental change, this feature is consistent with ASC 815-40-55-46 (example 19), therefore the Company concludes that this feature is also considered indexed to its own stock;

Therefore, the Company has accounted for the respective Notes in accordance with ASC 470, as a single instruments as a long-term debt. The debt issuance cost were recorded as reduction to the long term debts and are amortised as interest expenses using the effective interest method. The value of the Notes are measured by the cash received.

In accordance with ASC 815-10-15-83, the Purchased Call Options meet the definition of a derivative instrument. However, the scope exception in accordance with ASC 815-10-15-74 applies to the Purchased Call Options as they are indexed to their own stock, and the Purchased Call Options meet the requirements of ASC 815 and would be classified in stockholders’ equity, therefore, the costs paid for the Purchased Call Options were accounted for within stockholders’ equity, and subsequent changes in fair value will not be recorded.

The Company assessed that the Sold Warrants are not liabilities within scope of ASC 480-10-25. The Sold Warrants are legally detachable from the Notes and the Purchased Call Options and separately exercisable as such meets the definition of a freestanding derivative instrument pursuant to ASC 815. However, the scope exception in accordance with ASC 815-10-15-74 applies to Sold Warrants and they meet the requirements of ASC 815 that would be classified in stockholders’ equity. Therefore, the Sold Warrants were initially accounted for within stockholders’ equity, and subsequent changes in fair value will not be recorded.

Description of Priceline and Hillhouse Notes

On August 7, 2014, the Company issued Convertible Senior Note (the “Priceline 2019 Note”) at an aggregate principal amount of US$500 million to an indirect subsidiary of the Priceline Group. The Priceline 2019 Note is due on August 7, 2019 and bears interest of 1% per annum, which will be paid semi-annually beginning on February 7, 2015. The Priceline 2019 Note will be convertible into the Company’s ADSs with an initial conversion price of approximately US$81.36 per ADS.

On May 26, 2015, the Company issued Convertible Senior Note (the “Priceline 2020 Note”) at an aggregate principal amount of US$250 million to an indirect subsidiary of the Priceline Group. The Priceline 2020 Note is due on May 29, 2020 and bears interest of 1% per annum, which will be paid semi-annually beginning on November 29, 2016. The Priceline 2020 Note will be convertible into the Company’s ADSs with an initial conversion price of approximately US$104.27 per ADS.

On December 10, 2015, the Company issued Convertible Senior Notes at an aggregate principal amount of US$1 billion to an indirect subsidiary of the Priceline Group and two affiliates of Hillhouse (the “2025 Priceline and Hillhouse Notes”).  The 2025 Priceline and Hillhouse Notes are due on December 11, 2025 and bear interest of 2% per annum, which will be paid semi-annually beginning on June 11, 2016. The 2025 Priceline and Hillhouse Notes will be convertible into the Company’s ADSs with an initial conversion price of approximately US$68.46 per ADS.

On September 12, 2016, the Company issued US$25 million Convertible Senior Note to an indirect subsidiary of the Priceline Group (the “2022 Priceline Note”). The 2022 Priceline Note is due on September 15, 2022 and bears interest of 1.25% per annum, which will be paid semi-annually beginning on March 15, 2017. The 2022 Priceline Note will be convertible into the Company’s ADSs with an initial conversion price of approximately US$65.49 per ADS.

The Company has accounted for the above notes in accordance with ASC 470, as a single instrument within the consolidated financial statements. The value of the above notes is measured by the cash received. The Company recorded the interest expenses according to its annual interest rate.

The Company has assessed the BCF of the above notes, as of commitment date as defined in ASC 470-20. There was no BCF attribute to the above notes as the set conversion price for the above notes was greater than the fair value of the ADS price at date of issuance.

In addition, the Company has granted the Priceline Group permission to acquire the Company’s ADSs in the open market over the next twelve months, so that when combined with the ADSs convertible under the applicable notes, the Priceline Group may hold up to 15% of the Company’s outstanding ADSs subject to certain contractual carve-outs. As the potential purchases may be made at market prices, there is no accounting implication.

Long-term Loans from Commercial Banks

As of December 31, 2016, the Group obtained twelve borrowing of RMB1.7 billion (US$244.9 million) in aggregate collateralized by stock at one of the Company’s wholly-owned subsidiaries from commercial banks in China. The annual interest rate of borrowings is approximately 4.4%.

As of December 31, 2016, the Group obtained six borrowing of RMB850 million (US$122.4 million) in aggregate guaranteed by one of the Company’s wholly-owned subsidiaries from commercial banks in China. The annual interest rate of borrowings is approximately 4.3%.